UNITED STATES OF AMERICA
BEFORE THE
SECURITIES AND EXCHANGE COMMISSION
INVESTMENT COMPANY ACT OF 1940
Release No. 32133 / May 31, 2016
_____________________________________________
___
In the Matter of :
:
FRANKLIN TEMPLETON ETF TRUST :
FRANKLIN ADVISERS, INC :
FRANKLIN TEMPLETON DISTRIBUTORS, INC. :
One Franklin Parkway :
San Mateo, California 94403-1906 :
:
(812-14566) :
_____________________________________________
____
ORDER UNDER SECTIONS 6(c), 12(d)(1)(J) AND 17(b) OF
THE INVESTMENT
COMPANY ACT OF 1940
Franklin Templeton ETF Trust, Franklin Advisers, Inc.
and Franklin
 Templeton Distributors,
Inc. filed an application on October 16, 2015, and an
amendment to
 the application on April 11,
2016, requesting an order under section 6(c) of the
Investment
Company Act of 1940 ("Act") for
an exemption from sections 2(a)(32), 5(a)(1), 22(d) and
22(e) of
the Act and rule 22c-1 under the
Act, under section 12(d)(1)(J) of the Act for an
exemption from
sections 12(d)(1)(A) and
12(d)(1)(B) of the Act, and under sections 6(c) and 17(b)
of the
Act for an exemption from
sections 17(a)(1) and 17(a)(2) of the Act.
The order permits: (a) series of certain open-end
management
investment companies to issue
shares ("Shares") redeemable in large aggregations only
("Creation Units"); (b) secondary
market transactions in Shares to occur at negotiated
market prices
 rather than at net asset value;
(c) certain series to pay redemption proceeds, under
certain
circumstances, more than seven days
after the tender of Shares for redemption; (d) certain
affiliated
persons of the series to deposit
securities into, and receive securities from, the series in
connection with the purchase and
redemption of Creation Units; and (e) certain registered
management
investment companies and
unit investment trusts outside of the same group of
investment
companies as the series to acquire
Shares.
On May 5, 2016, a notice of the filing of the application
was
issued (Investment Company Act
Release No. 32105). The notice gave interested persons
an
opportunity to request a hearing and
stated that an order disposing of the application would
be
issued unless a hearing was ordered.
No request for a hearing has been filed, and the
Commission
has not ordered a hearing.
The matter has been considered and it is found, on the
basis
of the information set forth in the
application, as amended, that granting the requested
exemptions
 is appropriate in the public
2
interest and consistent with the protection of investors
and the
 purposes fairly intended by the
policy and provisions of the Act.
It is further found that the terms of the proposed
transactions,
 including the consideration to be
paid or received, are reasonable and fair and do not
involve
overreaching on the part of any
person concerned, and that the proposed transactions
are consistent
 with the policy of each
registered investment company concerned and with the
general
 purposes of the Act.
Accordingly, in the matter of Franklin Templeton ETF
Trust,
et al. (File No. 812-14566),
IT IS ORDERED, under section 6(c) of the Act, that the
requested
 exemption from sections
2(a)(32), 5(a)(1), 22(d) and 22(e) of the Act and rule 22c-
1
 under the Act is granted, effective
immediately, subject to the conditions contained in the application, as amended.
IT IS FURTHER ORDERED, under section 12(d)(1)(J) of the Act, that the requested exemption
from sections 12(d)(1)(A) and 12(d)(1)(B) of the Act is granted, effective immediately, subject
to the conditions contained in the application, as amended.
IT IS FURTHER ORDERED, under sections 6(c) and 17(b) of the Act, that the requested
exemption from sections 17(a)(1) and 17(a)(2) of the Act is
 granted, effective immediately,
subject to the conditions contained in the application, as amended.
For the Commission, by the Division of Investment
Management,
under delegated authority.

Brent J. Fields
Secretary